Goodwill, Software And Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Intangible Assets by Major Class [Line Items]
Goodwill impairment losses		¥ 53,294	¥ 4,719	¥ 3,464
Amortizable intangible assets acquired		375,878
Amortization of intangible assets		408,789	¥ 417,191	¥ 449,993
Dimension Data
Intangible Assets by Major Class [Line Items]
Goodwill impairment losses		48,823
Maximum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets acquired		¥ 360,268
Computer Software | Minimum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		5 years
Computer Software | Maximum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		7 years
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		50 years
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		14 years